Financial Instruments and Fair Value Disclosures - Measured on a non-recurring basis - Advances for vessels under construction (Table)(Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Advances for vessels under construction	$ 35,299,383		$ 49,971,703
Advances for vessels under construction - Loss	16,753,838	$ 15,695,282
Significant Other Observable Inputs (Level 2)
Advances for vessels under construction	$ 35,299,383